Stock-Based Compensation Plans, Restricted Stock Unit Awards and Deferred Stock Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	May 31, 2017	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-Average Grant-Date Fair Value [Abstract]
Stock-based compensation expense		$ 0.0	$ 19.2	$ 2.8
Restricted Stock Unit [Member]
Shares [Roll Forward]
Non-vested, beginning balance (in shares)			362
Granted (in shares)			476
Vested (in shares)			(48)
Forfeited (in shares)			(71)
Non-vested, ending balance (in shares)			719	362
Weighted-Average Grant-Date Fair Value [Abstract]
Non-vested, beginning balance (in dollars per share)			$ 31.78
Granted (in dollars per share)			27.82
Vested (in dollars per share)			30.88
Forfeited (in dollars per share)			30.51
Non-vested, ending balance (in dollars per share)			$ 29.31	$ 31.78
Deferred Stock Units [Member]
Weighted-Average Grant-Date Fair Value [Abstract]
Deferred stock units authorized (in shares)	5,500	5,500
Fair value of deferred stock units (in dollars per share)	$ 17.20
Initial public offering share price (in dollars per share)	$ 20.00	$ 20.00
Holding period restriction	1 year 5 months 1 day
Assumed volatility	51.50%
Deferred Stock Units [Member] | Other Operating Expense, Net [Member]
Weighted-Average Grant-Date Fair Value [Abstract]
Stock-based compensation expense					$ 97.4